Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings Inc.(a)(b)	690,321	$27,364,324
Aerovironment Inc.(a)(b)	203,694	16,220,153
Cubic Corp.(b)	33,137	1,591,570
Kaman Corp.	26,540	1,104,064
Kratos Defense & Security Solutions Inc.(a)(b)	995,516	15,559,915
National Presto Industries Inc.	3,710	324,217
PAE Inc.(a)	559,850	5,352,166
Parsons Corp.(a)(b)	154,107	5,584,838
Vectrus Inc.(a)	39,969	1,963,677

		75,064,924

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	553,057	12,316,579
Atlas Air Worldwide Holdings Inc.(a)	17,656	759,738
Forward Air Corp.	161,755	8,058,634

		21,134,951

Airlines — 0.0%
Allegiant Travel Co.	14,778	1,613,905

Auto Components — 1.3%
Dorman Products Inc.(a)(b)	250,531	16,803,114
Fox Factory Holding Corp.(a)(b)	362,506	29,946,621
Gentherm Inc.(a)(b)	308,100	11,985,090
LCI Industries	231,833	26,656,158
Motorcar Parts of America Inc.(a)	22,081	390,171
Standard Motor Products Inc.	29,914	1,232,457
Visteon Corp.(a)	260,751	17,861,444
XPEL Inc.(a)	155,731	2,435,633

		107,310,688

Automobiles — 0.2%
Winnebago Industries Inc.	292,999	19,519,593

Banks — 0.8%
Bank First Corp.(b)	55,689	3,569,665
Bank7 Corp.	11,895	129,120
Baycom Corp.(a)(b)	29,061	375,178
Cambridge Bancorp	12,299	728,593
Century Bancorp. Inc./MA, Class A, NVS	3,594	279,326
Coastal Financial Corp./WA(a)	7,464	108,377
Customers Bancorp. Inc.(a)	19,273	231,661
Esquire Financial Holdings Inc.(a)(b)	20,258	342,360
First Financial Bankshares Inc.	1,214,327	35,081,907
First Foundation Inc.(b)	85,773	1,401,531
Franklin Financial Network Inc.	9,678	249,208
Glacier Bancorp. Inc.	96,334	3,399,627
Hanmi Financial Corp.	31,702	307,826
Independent Bank Corp.	20,917	1,403,322
Investors Bancorp. Inc.	617,585	5,249,472
Lakeland Financial Corp.	14,004	652,446
Meridian Corp.(a)	8,915	141,303
National Bank Holdings Corp., Class A	65,820	1,777,140
Northeast Bank(a)(b)	7,230	126,887
People’s Utah Bancorp	9,085	204,140
Reliant Bancorp Inc.	12,119	197,419
ServisFirst Bancshares Inc.(b)	340,465	12,175,028
Stock Yards Bancorp. Inc.	27,660	1,111,932
Unity Bancorp. Inc.	6,426	91,892
West Bancorp. Inc.	22,431	392,318

Security	Shares	Value

Banks (continued)
Westamerica Bancorp	32,509	$1,866,667

		71,594,345

Beverages — 0.3%
Celsius Holdings Inc.(a)(b)	328,152	3,862,349
Coca-Cola Consolidated Inc.(b)	44,275	10,147,387
Craft Brew Alliance Inc.(a)(b)	7,693	118,396
MGP Ingredients Inc.(b)	92,467	3,394,001
National Beverage Corp.(a)(b)	110,798	6,760,894
New Age Beverages Corp.(a)(b)	368,264	563,444

		24,846,471

Biotechnology — 18.5%
89bio Inc.(a)(b)	27,454	547,158
Abeona Therapeutics Inc.(a)	181,988	530,495
ADMA Biologics Inc.(a)(b)	487,692	1,428,938
Aduro Biotech Inc.(a)(b)	531,686	1,228,195
Adverum Biotechnologies Inc.(a)(b)	591,451	12,349,497
Aeglea BioTherapeutics Inc.(a)(b)	341,436	3,158,283
Affimed NV(a)	685,137	3,161,907
Agenus Inc.(a)(b)	1,312,582	5,158,447
Aimmune Therapeutics Inc.(a)(b)	438,874	7,333,585
Akcea Therapeutics Inc.(a)(b)	67,423	923,695
Akebia Therapeutics Inc.(a)	1,224,461	16,628,180
Akero Therapeutics Inc.(a)(b)	107,799	2,686,351
Albireo Pharma Inc.(a)(b)	86,291	2,285,849
Alector Inc.(a)(b)	435,413	10,641,494
Allakos Inc.(a)(b)	229,465	16,489,355
Allogene Therapeutics Inc.(a)(b)	456,314	19,539,365
Amicus Therapeutics Inc.(a)(b)	2,391,713	36,067,032
Anavex Life Sciences Corp.(a)(b)	477,560	2,349,595
Apellis Pharmaceuticals Inc.(a)(b)	564,889	18,449,275
Applied Therapeutics Inc.(a)(b)	126,795	4,583,639
Aprea Therapeutics Inc.(a)(b)	67,123	2,603,030
Aravive Inc.(a)(b)	113,499	1,321,128
Arcturus Therapeutics Holding Inc.(a)	123,428	5,769,025
Arcus Biosciences Inc.(a)	310,871	7,690,949
Arcutis Biotherapeutics Inc.(a)(b)	91,033	2,752,838
Ardelyx Inc.(a)	694,198	4,803,850
Arena Pharmaceuticals Inc.(a)(b)	43,109	2,713,712
Arrowhead Pharmaceuticals Inc.(a)(b)	944,214	40,780,603
Assembly Biosciences Inc.(a)(b)	153,114	3,570,618
Atara Biotherapeutics Inc.(a)(b)	403,234	5,875,119
Athenex Inc.(a)(b)	693,595	9,543,867
Athersys Inc.(a)(b)	1,648,475	4,549,791
Atreca Inc., Class A(a)(b)	188,484	4,010,940
AVEO Pharmaceuticals Inc.(a)	75,312	387,857
Avid Bioservices Inc.(a)(b)	474,103	3,112,486
Avrobio Inc.(a)(b)	292,719	5,107,947
Axcella Health Inc.(a)(b)	83,294	460,616
Beam Therapeutics Inc.(a)(b)	114,950	3,218,600
Beyondspring Inc.(a)	117,986	1,779,229
BioCryst Pharmaceuticals Inc.(a)(b)	1,154,444	5,500,926
Biohaven Pharmaceutical Holding Co. Ltd.(a)	443,816	32,447,388
BioSpecifics Technologies Corp.(a)(b)	58,749	3,600,139
Bioxcel Therapeutics Inc.(a)(b)	100,272	5,315,419
Black Diamond Therapeutics Inc.(a)(b)	116,657	4,918,259
Blueprint Medicines Corp.(a)(b)	510,341	39,806,598
BrainStorm Cell Therapeutics Inc.(a)(b)	248,959	2,790,830
Bridgebio Pharma Inc.(a)(b)	685,042	22,339,220
Calithera Biosciences Inc.(a)	628,609	3,319,056

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Calyxt Inc.(a)(b)	92,374	$455,404
CareDx Inc.(a)(b)	402,743	14,269,184
CASI Pharmaceuticals Inc.(a)(b)	435,621	1,089,052
Castle Biosciences Inc.(a)(b)	97,989	3,693,205
Catabasis Pharmaceutical Inc.(a)	120,427	774,346
Catalyst Pharmaceuticals Inc.(a)(b)	923,721	4,267,591
Cellular Biomedicine Group Inc.(a)(b)	77,904	1,166,223
CEL-SCI Corp.(a)(b)	267,410	3,989,757
Centogene NV(a)(b)	38,132	872,460
Checkpoint Therapeutics Inc.(a)	381,355	755,083
ChemoCentryx Inc.(a)(b)	418,365	24,072,722
Cidara Therapeutics Inc.(a)	246,027	907,840
Clovis Oncology Inc.(a)(b)	686,560	4,634,280
Cohbar Inc.(a)	228,414	354,042
Coherus Biosciences Inc.(a)(b)	545,293	9,738,933
Constellation Pharmaceuticals Inc.(a)(b)	255,157	7,667,468
ContraFect Corp.(a)	125,789	803,792
Corbus Pharmaceuticals Holdings Inc.(a)(b)	629,284	5,279,693
Cortexyme Inc.(a)(b)	138,677	6,420,745
Crinetics Pharmaceuticals Inc.(a)(b)	257,022	4,503,025
Cue Biopharma Inc.(a)	262,330	6,429,708
Cytokinetics Inc.(a)(b)	462,269	10,895,680
CytomX Therapeutics Inc.(a)(b)	431,354	3,593,179
Deciphera Pharmaceuticals Inc.(a)(b)	351,918	21,016,543
Denali Therapeutics Inc.(a)(b)	591,518	14,302,905
Dermtech Inc., NVS(a)(b)	75,613	1,000,360
Dicerna Pharmaceuticals Inc.(a)(b)	611,061	15,520,949
Dyadic International Inc.(a)(b)	148,692	1,287,673
Dynavax Technologies Corp.(a)(b)	716,664	6,356,810
Eagle Pharmaceuticals Inc./DE(a)(b)	103,550	4,968,329
Editas Medicine Inc.(a)(b)	523,199	15,476,226
Eidos Therapeutics Inc.(a)(b)	103,845	4,950,291
Eiger BioPharmaceuticals Inc.(a)	219,931	2,111,338
Emergent BioSolutions Inc.(a)(b)	419,922	33,207,432
Enanta Pharmaceuticals Inc.(a)(b)	15,286	767,510
Epizyme Inc.(a)(b)	529,709	8,507,127
Esperion Therapeutics Inc.(a)(b)	243,492	12,493,575
Evelo Biosciences Inc.(a)(b)	130,784	640,842
Exicure Inc.(a)	475,544	1,160,327
Fate Therapeutics Inc.(a)(b)	589,182	20,214,834
Fennec Pharmaceuticals Inc.(a)	201,638	1,683,677
FibroGen Inc.(a)(b)	670,520	27,176,176
Flexion Therapeutics Inc.(a)(b)	326,211	4,289,675
Fortress Biotech Inc.(a)	541,987	1,452,525
Frequency Therapeutics Inc.(a)(b)	266,458	6,195,148
G1 Therapeutics Inc.(a)(b)	152,505	3,699,771
Galectin Therapeutics Inc.(a)(b)	360,484	1,103,081
Galera Therapeutics Inc.(a)	81,617	582,745
Genprex Inc.(a)	266,310	836,213
Gossamer Bio Inc.(a)(b)	196,978	2,560,714
Gritstone Oncology Inc.(a)(b)	52,811	350,665
Halozyme Therapeutics Inc.(a)(b)	1,277,548	34,251,062
Harpoon Therapeutics Inc.(a)(b)	98,703	1,638,470
Heron Therapeutics Inc.(a)(b)	824,272	12,125,041
Homology Medicines Inc.(a)(b)	322,495	4,898,699
Hookipa Pharma Inc.(a)(b)	108,270	1,258,097
iBio Inc.(a)(b)	391,222	868,513
Ideaya Biosciences Inc.(a)	21,328	303,071
IGM Biosciences Inc.(a)(b)	66,622	4,863,406
Immunic Inc.(a)	19,132	231,880

Security	Shares	Value

Biotechnology (continued)
ImmunoGen Inc.(a)(b)	689,651	$3,172,395
Immunovant Inc.(a)	181,431	4,417,845
Inovio Pharmaceuticals Inc.(a)(b)	1,353,322	36,472,028
Insmed Inc.(a)(b)	952,334	26,227,278
Intellia Therapeutics Inc.(a)(b)	412,991	8,681,071
Intercept Pharmaceuticals Inc.(a)(b)	243,884	11,684,482
Invitae Corp.(a)(b)	1,085,742	32,887,125
Ironwood Pharmaceuticals Inc.(a)(b)	1,501,012	15,490,444
Kadmon Holdings Inc.(a)(b)	1,521,972	7,792,497
KalVista Pharmaceuticals Inc.(a)(b)	24,307	294,115
Karuna Therapeutics Inc.(a)(b)	145,878	16,259,562
Karyopharm Therapeutics Inc.(a)(b)	659,563	12,492,123
Keros Therapeutics Inc.(a)(b)	60,807	2,280,871
Kindred Biosciences Inc.(a)	302,425	1,357,888
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	166,672	4,246,803
Kodiak Sciences Inc.(a)(b)	271,396	14,687,952
Krystal Biotech Inc.(a)(b)	113,582	4,704,566
Kura Oncology Inc.(a)(b)	499,833	8,147,278
La Jolla Pharmaceutical Co.(a)(b)	172,736	735,855
Lexicon Pharmaceuticals Inc.(a)(b)	385,407	768,887
Ligand Pharmaceuticals Inc.(a)(b)	135,697	15,177,709
LogicBio Therapeutics Inc.(a)(b)	112,332	950,329
MacroGenics Inc.(a)(b)	162,218	4,529,127
Madrigal Pharmaceuticals Inc.(a)(b)	82,431	9,335,311
Magenta Therapeutics Inc.(a)(b)	130,614	980,911
MannKind Corp.(a)(b)	2,033,498	3,558,621
Marker Therapeutics Inc.(a)(b)	221,233	457,952
MediciNova Inc.(a)(b)	393,296	2,131,664
MEI Pharma Inc.(a)(b)	828,962	3,423,613
MeiraGTx Holdings PLC(a)	173,647	2,174,060
Mersana Therapeutics Inc.(a)	431,874	10,105,852
Minerva Neurosciences Inc.(a)(b)	303,989	1,097,400
Mirati Therapeutics Inc.(a)(b)	345,830	39,483,411
Mirum Pharmaceuticals Inc.(a)(b)	18,726	364,408
Molecular Templates Inc.(a)(b)	232,160	3,201,486
Momenta Pharmaceuticals Inc.(a)	1,040,207	34,607,687
Morphic Holding Inc.(a)(b)	130,964	3,542,576
Mustang Bio Inc.(a)	267,392	850,307
NantKwest Inc.(a)(b)	228,979	2,811,862
Natera Inc.(a)(b)	616,152	30,721,339
Neoleukin Therapeutics Inc.(a)	282,202	4,684,553
NeuBase Therapeutics Inc.(a)(b)	161,168	1,415,055
NeuroBo Pharmaceuticals Inc.(a)	39,961	321,686
NextCure Inc.(a)(b)	147,134	3,154,553
Novavax Inc.(a)	148,024	12,337,800
Nymox Pharmaceutical Corp.(a)(b)	321,666	1,141,914
Oncocyte Corp.(a)(b)	403,842	771,338
Oncternal Therapeutics Inc.(b)(c)	6,020	12,341
Organogenesis Holdings Inc.(a)(b)	188,944	725,545
Orgenesis Inc.(a)(b)	32,383	196,889
ORIC Pharmaceuticals Inc.(a)	78,283	2,640,486
Ovid therapeutics Inc.(a)	399,648	2,945,406
Oyster Point Pharma Inc.(a)(b)	46,906	1,354,645
Passage Bio Inc.(a)	78,110	2,134,746
Pfenex Inc.(a)(b)	321,810	2,687,113
PhaseBio Pharmaceuticals Inc.(a)(b)	139,663	642,450
Pieris Pharmaceuticals Inc.(a)(b)	463,122	1,435,678
Portola Pharmaceuticals Inc.(a)(b)	740,443	13,320,570
PRECIGEN Inc.(a)(b)	492,753	2,458,837
Precision BioSciences Inc.(a)(b)	412,057	3,432,435

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Prevail Therapeutics Inc.(a)(b)	133,300	$1,986,170
Principia Biopharma Inc.(a)(b)	252,801	15,114,972
Protagonist Therapeutics Inc.(a)	215,286	3,801,951
Protara Therapeutics Inc.(a)	18,821	551,832
PTC Therapeutics Inc.(a)(b)	581,291	29,494,705
Puma Biotechnology Inc.(a)(b)	285,121	2,973,812
Radius Health Inc.(a)(b)	430,262	5,864,471
Rapt Therapeutics Inc.(a)(b)	105,055	3,048,696
REGENXBIO Inc.(a)(b)	320,205	11,793,150
Replimune Group Inc.(a)(b)	163,969	4,074,630
Retrophin Inc.(a)(b)	391,353	7,987,515
REVOLUTION Medicines Inc.(a)	139,297	4,397,606
Rhythm Pharmaceuticals Inc.(a)(b)	317,202	7,073,605
Rigel Pharmaceuticals Inc.(a)(b)	1,586,218	2,902,779
Rocket Pharmaceuticals Inc.(a)(b)	321,870	6,736,739
Rubius Therapeutics Inc.(a)(b)	59,214	354,100
Sangamo Therapeutics Inc.(a)(b)	1,084,155	9,714,029
Scholar Rock Holding Corp.(a)(b)	216,147	3,936,037
Selecta Biosciences Inc.(a)	298,786	848,552
Seres Therapeutics Inc.(a)(b)	410,194	1,952,523
Soleno Therapeutics Inc.(a)	271,615	602,985
Solid Biosciences Inc.(a)	27,461	80,461
Sorrento Therapeutics Inc.(a)(b)	1,650,363	10,364,280
Spero Therapeutics Inc.(a)(b)	119,993	1,623,505
SpringWorks Therapeutics Inc.(a)(b)	199,700	8,387,400
Stoke Therapeutics Inc.(a)(b)	114,047	2,717,740
Sutro Biopharma Inc.(a)(b)	134,234	1,041,656
Syndax Pharmaceuticals Inc.(a)(b)	256,866	3,806,754
Syros Pharmaceuticals Inc.(a)(b)	395,242	4,213,280
TCR2 Therapeutics Inc.(a)(b)	10,918	167,700
TG Therapeutics Inc.(a)(b)	775,914	15,114,805
Translate Bio Inc.(a)(b)	476,038	8,530,601
Turning Point Therapeutics Inc.(a)(b)	244,377	15,784,310
Twist Bioscience Corp.(a)(b)	280,875	12,723,637
Tyme Technologies Inc.(a)(b)	611,964	813,912
Ultragenyx Pharmaceutical Inc.(a)(b)	533,533	41,732,951
UNITY Biotechnology Inc.(a)	307,183	2,666,348
UroGen Pharma Ltd.(a)(b)	110,371	2,882,891
Vaxart Inc.(a)(b)	353,354	3,127,183
VBI Vaccines Inc.(a)(b)	1,333,950	4,135,245
Veracyte Inc.(a)(b)	470,198	12,178,128
Verastem Inc.(a)	627,514	1,079,324
Vericel Corp.(a)(b)	372,188	5,143,638
Viela Bio Inc.(a)(b)	188,264	8,155,596
Viking Therapeutics Inc.(a)(b)	52,399	377,797
Vir Biotechnology Inc.(a)(b)	435,850	17,856,774
Voyager Therapeutics Inc.(a)(b)	247,348	3,121,532
vTv Therapeutics Inc., Class A(a)	90,608	203,868
Xencor Inc.(a)(b)	492,372	15,947,929
XOMA Corp.(a)	46,906	926,863
Y-mAbs Therapeutics Inc.(a)(b)	281,212	12,148,358
Zentalis Pharmaceuticals Inc.(a)	91,790	4,407,756
ZIOPHARM Oncology Inc.(a)(b)	1,362,163	4,467,895

		1,577,877,193

Building Products — 2.0%
AAON Inc.(b)	386,295	20,971,956
Advanced Drainage Systems Inc.(b)	465,100	22,975,940
Alpha Pro Tech Ltd.(a)	114,178	2,020,951
Apogee Enterprises Inc.	36,020	829,901
Builders FirstSource Inc.(a)	986,759	20,425,911

Security	Shares	Value

Building Products (continued)
Cornerstone Building Brands Inc.(a)(b)	166,532	$1,009,184
CSW Industrials Inc.(b)	132,625	9,165,714
Gibraltar Industries Inc.(a)	70,609	3,389,938
Masonite International Corp.(a)	229,212	17,828,109
Patrick Industries Inc.(b)	198,499	12,158,064
PGT Innovations Inc.(a)	202,458	3,174,541
Simpson Manufacturing Co. Inc.	409,934	34,582,032
UFP Industries Inc.	474,329	23,484,029

		172,016,270

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	213,638	6,943,235
Assetmark Financial Holdings Inc.(a)(b)	64,597	1,762,852
BrightSphere Investment Group PLC(a)	585,523	7,295,617
Cohen & Steers Inc.	229,943	15,647,621
Cowen Inc., Class A(b)	88,044	1,427,193
Federated Hermes Inc.	266,896	6,325,435
Focus Financial Partners Inc., Class A(a)(b)	296,479	9,798,631
GAMCO Investors Inc., Class A(b)	45,610	607,069
Greenhill & Co. Inc.	133,923	1,337,891
Hamilton Lane Inc., Class A	207,444	13,975,502
Houlihan Lokey Inc.(b)	416,429	23,170,110
Moelis & Co., Class A	497,027	15,487,361
PJT Partners Inc., Class A(b)	221,976	11,396,248
Pzena Investment Management Inc., Class A	162,108	881,868
Siebert Financial Corp.(a)	94,887	480,128
Silvercrest Asset Management Group Inc., Class A	45,445	577,606
Value Line Inc.	10,743	289,954
Virtus Investment Partners Inc.	6,994	813,332

		118,217,653

Chemicals — 1.7%
AgroFresh Solutions Inc.(a)	26,275	79,613
American Vanguard Corp.	50,639	696,793
Amyris Inc.(a)(b)	63,237	270,022
Balchem Corp.(b)	277,844	26,356,282
Chase Corp.	69,719	7,146,198
Ferro Corp.(a)(b)	573,011	6,841,751
GCP Applied Technologies Inc.(a)	361,226	6,711,579
Hawkins Inc.	48,810	2,078,330
HB Fuller Co.	313,870	13,998,602
Ingevity Corp.(a)	390,664	20,537,206
Innospec Inc.	186,229	14,386,190
Koppers Holdings Inc.(a)	116,637	2,197,441
Marrone Bio Innovations Inc.(a)(b)	581,891	680,812
Orion Engineered Carbons SA	321,602	3,405,765
PQ Group Holdings Inc.(a)	57,678	763,657
Quaker Chemical Corp.(b)	125,042	23,214,047
Sensient Technologies Corp.	163,655	8,536,245
Stepan Co.	16,087	1,562,048
Trinseo SA	111,812	2,477,754
Tronox Holdings PLC, Class A(a)	291,586	2,105,251

		144,045,586

Commercial Services & Supplies — 1.8%
Advanced Disposal Services Inc.(a)(b)	639,594	19,296,551
Brady Corp., Class A, NVS	341,529	15,990,388
Brink’s Co. (The)	472,771	21,515,808
Casella Waste Systems Inc., Class A(a)(b)	375,697	19,581,328
Cimpress PLC(a)(b)	54,990	4,197,937
Covanta Holding Corp.	445,309	4,270,513
Healthcare Services Group Inc.	704,123	17,222,849

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Interface Inc.	95,811	$779,901
McGrath RentCorp.	129,317	6,984,411
Mobile Mini Inc.	102,526	3,024,517
Pitney Bowes Inc.	622,690	1,618,994
Tetra Tech Inc.	507,046	40,117,479
UniFirst Corp./MA	7,878	1,409,768

		156,010,444

Communications Equipment — 1.0%
Acacia Communications Inc.(a)(b)	365,640	24,567,352
CalAmp Corp.(a)	205,851	1,648,867
Calix Inc.(a)	459,592	6,847,921
Cambium Networks Corp.(a)(b)	52,090	383,382
Casa Systems Inc.(a)(b)	295,903	1,230,956
Clearfield Inc.(a)(b)	104,310	1,456,168
Extreme Networks Inc.(a)	1,107,819	4,807,934
Genasys Inc.(a)	307,004	1,492,039
Infinera Corp.(a)	741,097	4,387,294
Inseego Corp.(a)(b)	293,178	3,400,865
InterDigital Inc.	91,784	5,197,728
Plantronics Inc.	102,323	1,502,102
Resonant Inc.(a)	462,501	1,077,627
Viavi Solutions Inc.(a)(b)	2,149,720	27,387,433

		85,387,668

Construction & Engineering — 0.5%
Ameresco Inc., Class A(a)	231,070	6,419,125
Comfort Systems USA Inc.	99,834	4,068,235
Construction Partners Inc., Class A(a)(b)	79,100	1,404,816
Dycom Industries Inc.(a)(b)	208,189	8,512,848
Emcor Group Inc.	43,137	2,853,081
Granite Construction Inc.(b)	47,246	904,288
HC2 Holdings Inc.(a)	408,724	1,365,138
IES Holdings Inc.(a)(b)	26,878	622,763
MasTec Inc.(a)(b)	37,968	1,703,624
MYR Group Inc.(a)(b)	96,574	3,081,676
NV5 Global Inc.(a)(b)	93,344	4,744,676
Primoris Services Corp.	254,722	4,523,863
Sterling Construction Co. Inc.(a)(b)	47,914	501,660
WillScot Corp.(a)(b)	288,813	3,549,512

		44,255,305

Construction Materials — 0.0%
Forterra Inc.(a)(b)	177,295	1,978,612
U.S. Lime & Minerals Inc.	969	81,823

		2,060,435

Consumer Finance — 0.4%
Atlanticus Holdings Corp.(a)(b)	47,123	487,252
Curo Group Holdings Corp.	170,811	1,395,526
FirstCash Inc.	382,697	25,824,393
Green Dot Corp., Class A(a)(b)	40,883	2,006,538

		29,713,709

Containers & Packaging — 0.1%
Myers Industries Inc.	123,133	1,791,585
O-I Glass Inc.	1,142,476	10,259,435
UFP Technologies Inc.(a)(b)	5,664	249,556

		12,300,576

Distributors — 0.1%
Core-Mark Holding Co. Inc.	391,734	9,775,722
Greenlane Holdings Inc., Class A(a)(b)	100,349	399,389

		10,175,111

Security	Shares	Value

Diversified Consumer Services — 0.6%
Aspen Group Inc./CO(a)	173,195	$1,567,415
Collectors Universe Inc.	77,262	2,648,541
Franchise Group Inc.	20,215	442,304
Perdoceo Education Corp.(a)(b)	651,857	10,384,082
Strategic Education Inc.(b)	206,637	31,749,775
Universal Technical Institute Inc.(a)	253,463	1,761,568
Vivint Smart Home Inc.(a)(b)	136,760	2,370,051
WW International Inc.(a)	105,735	2,683,554

		53,607,290

Diversified Financial Services — 0.0%
GWG Holdings Inc.(a)(b)	29,867	229,080

Diversified Telecommunication Services — 1.1%
Anterix Inc.(a)(b)	124,965	5,665,913
ATN International Inc.	5,636	341,373
Bandwidth Inc., Class A(a)(b)	180,436	22,915,372
Cincinnati Bell Inc.(a)	145,947	2,167,313
Cogent Communications Holdings Inc.	399,800	30,928,528
Consolidated Communications Holdings Inc.(a)	65,199	441,397
IDT Corp., Class B(a)	100,603	656,938
Iridium Communications Inc.(a)	712,476	18,125,389
Ooma Inc.(a)(b)	193,788	3,193,626
ORBCOMM Inc.(a)(b)	90,523	348,514
Vonage Holdings Corp.(a)(b)	1,224,442	12,317,886

		97,102,249

Electric Utilities — 0.2%
El Paso Electric Co.	46,502	3,115,634
Genie Energy Ltd., Class B	122,972	905,074
MGE Energy Inc.	87,840	5,666,558
Otter Tail Corp.	126,875	4,921,481
Spark Energy Inc., Class A	110,569	781,723

		15,390,470

Electrical Equipment — 1.2%
Allied Motion Technologies Inc.(b)	60,807	2,146,487
Atkore International Group Inc.(a)(b)	445,366	12,180,760
Bloom Energy Corp., Class A(a)(b)	757,400	8,240,512
EnerSys	36,966	2,379,871
FuelCell Energy Inc.(a)(b)	1,319,570	2,982,228
Orion Energy Systems Inc.(a)	249,345	862,734
Plug Power Inc.(a)(b)	3,049,082	25,032,963
Sunrun Inc.(a)(b)	1,093,150	21,556,918
TPI Composites Inc.(a)(b)	286,931	6,705,578
Vicor Corp.(a)(b)	167,512	12,052,488
Vivint Solar Inc.(a)(b)	467,883	4,632,042

		98,772,581

Electronic Equipment, Instruments & Components — 2.6%
Akoustis Technologies Inc.(a)(b)	289,691	2,401,538
Badger Meter Inc.(b)	274,244	17,255,433
ePlus Inc.(a)	104,705	7,400,549
Fabrinet(a)	345,629	21,574,162
FARO Technologies Inc.(a)(b)	155,051	8,310,734
Fitbit Inc., Class A(a)(b)	1,513,546	9,777,507
II-VI Inc.(a)(b)	746,770	35,262,479
Insight Enterprises Inc.(a)(b)	90,060	4,430,952
Intellicheck Inc.(a)(b)	148,484	1,121,054
Iteris Inc.(a)(b)	376,256	1,789,097
Itron Inc.(a)	377,340	24,998,775
Luna Innovations Inc.(a)(b)	270,306	1,578,587
Methode Electronics Inc.	58,921	1,841,871

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies Inc.(a)(b)	108,646	$2,541,230
nLight Inc.(a)(b)	325,820	7,252,753
Novanta Inc.(a)(b)	321,898	34,369,050
OSI Systems Inc.(a)(b)	159,298	11,890,003
PAR Technology Corp.(a)(b)	152,900	4,576,297
PC Connection Inc.(b)	6,796	315,063
Plexus Corp.(a)	220,038	15,525,881
Research Frontiers Inc.(a)	247,686	1,005,605
Rogers Corp.(a)(b)	30,960	3,857,616
Wrap Technologies Inc.(a)(b)	106,668	1,117,881

		220,194,117

Energy Equipment & Services — 0.1%
Aspen Aerogels Inc.(a)	16,219	106,721
Cactus Inc., Class A	211,200	4,357,056
DMC Global Inc.(b)	62,730	1,731,348
FTS International Inc.(a)(b)	1	6

		6,195,131

Entertainment — 0.2%
Glu Mobile Inc.(a)	1,219,323	11,303,124
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	56,499	1,134,500
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	209,256	4,130,713
LiveXLive Media Inc.(a)(b)	32,759	118,588

		16,686,925

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexander’s Inc.	19,090	4,598,781
Bluerock Residential Growth REIT Inc.	74,389	601,063
CareTrust REIT Inc.	123,095	2,112,310
CatchMark Timber Trust Inc., Class A	47,312	418,711
CIM Commercial Trust Corp.	103,481	1,115,525
Clipper Realty Inc.	118,992	963,835
Community Healthcare Trust Inc.	198,793	8,130,634
Easterly Government Properties Inc.	709,686	16,407,940
EastGroup Properties Inc.	345,041	40,925,313
Four Corners Property Trust Inc.	662,022	16,153,337
Gladstone Commercial Corp.	67,517	1,265,944
Gladstone Land Corp.	83,398	1,322,692
Innovative Industrial Properties Inc.	65,427	5,758,885
LTC Properties Inc.	139,169	5,242,496
Monmouth Real Estate Investment Corp.	789,663	11,442,217
National Health Investors Inc.	132,801	8,063,677
National Storage Affiliates Trust	582,696	16,700,067
NexPoint Residential Trust Inc.	30,978	1,095,072
Plymouth Industrial REIT Inc.	137,485	1,759,808
PS Business Parks Inc.	189,115	25,038,826
QTS Realty Trust Inc., Class A	533,514	34,192,912
Ryman Hospitality Properties Inc.	410,636	14,208,006
Safehold Inc.	88,594	5,093,269
Saul Centers Inc.	99,499	3,210,833
STAG Industrial Inc.	116,308	3,410,151
Terreno Realty Corp.	266,719	14,040,088
UMH Properties Inc.	272,611	3,524,860
Uniti Group Inc.	1,818,117	16,999,394
Universal Health Realty Income Trust	105,456	8,382,698

		272,179,344

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	1,288,289	48,014,531
Natural Grocers by Vitamin Cottage Inc.	53,220	791,913

Security	Shares	Value

Food & Staples Retailing (continued)
PriceSmart Inc.	13,157	$793,762

		49,600,206

Food Products — 1.5%
B&G Foods Inc.(b)	526,875	12,845,213
Bridgford Foods Corp.(a)(b)	7,982	132,182
Calavo Growers Inc.(b)	155,093	9,756,901
Cal-Maine Foods Inc.(a)	100,594	4,474,421
Freshpet Inc.(a)(b)	364,320	30,479,011
Hostess Brands Inc.(a)	518,516	6,336,266
J&J Snack Foods Corp.(b)	37,862	4,813,396
John B Sanfilippo & Son Inc.	83,162	7,096,213
Lancaster Colony Corp.	178,281	27,631,772
Limoneira Co.(b)	38,637	559,850
Sanderson Farms Inc.	147,140	17,052,055
Tootsie Roll Industries Inc.	128,179	4,392,694

		125,569,974

Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A	151,786	6,912,334
Chesapeake Utilities Corp.	142,926	12,005,784
Northwest Natural Holding Co.	30,139	1,681,455
ONE Gas Inc.	56,940	4,387,227
RGC Resources Inc.	34,994	845,805
South Jersey Industries Inc.	511,111	12,772,664
Southwest Gas Holdings Inc.	42,279	2,919,365

		41,524,634

Health Care Equipment & Supplies — 6.2%
Accelerate Diagnostics Inc.(a)(b)	291,319	4,416,396
Accuray Inc.(a)(b)	835,675	1,696,420
Alphatec Holdings Inc.(a)(b)	360,358	1,693,683
Antares Pharma Inc.(a)(b)	1,563,890	4,300,698
Apyx Medical Corp.(a)(b)	35,025	194,389
Aspira Women’s Health Inc.(a)(b)	416,848	1,600,696
AtriCure Inc.(a)	366,809	16,488,065
Atrion Corp.	13,314	8,481,151
Axogen Inc.(a)(b)	339,718	3,138,994
Axonics Modulation Technologies Inc.(a)(b)	286,734	10,067,231
Bellerophon Therapeutics Inc.(a)	32,128	403,206
Beyond Air Inc.(a)	122,076	885,051
BioLife Solutions Inc.(a)(b)	67,829	1,109,004
BioSig Technologies Inc.(a)(b)	197,878	1,424,722
Cantel Medical Corp.	356,846	15,783,299
Cardiovascular Systems Inc.(a)	324,913	10,251,005
Cerus Corp.(a)(b)	1,524,666	10,062,796
Chembio Diagnostics Inc.(a)	161,348	524,381
Co-Diagnostics Inc.(a)	246,784	4,775,270
CONMED Corp.	255,660	18,404,963
CryoLife Inc.(a)(b)	282,877	5,422,752
CryoPort Inc.(a)(b)	316,768	9,582,232
Cutera Inc.(a)	156,485	1,904,422
CytoSorbents Corp.(a)(b)	321,914	3,186,949
Electromed Inc.(a)	64,944	999,488
GenMark Diagnostics Inc.(a)(b)	638,217	9,388,172
Glaukos Corp.(a)(b)	397,662	15,278,174
Heska Corp.(a)(b)	23,629	2,201,514
Inogen Inc.(a)(b)	117,486	4,173,103
Integer Holdings Corp.(a)(b)	194,329	14,195,733
iRadimed Corp.(a)(b)	54,077	1,255,127
iRhythm Technologies Inc.(a)(b)	254,539	29,498,525
Lantheus Holdings Inc.(a)(b)	442,687	6,330,424

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LeMaitre Vascular Inc.	123,745	$3,266,868
LivaNova PLC(a)	325,493	15,665,978
Meridian Bioscience Inc.(a)	348,211	8,109,834
Merit Medical Systems Inc.(a)	509,610	23,263,697
Mesa Laboratories Inc.	38,380	8,320,784
Milestone Scientific Inc.(a)(b)	291,898	569,201
Misonix Inc.(a)(b)	57,348	778,212
Natus Medical Inc.(a)(b)	100,494	2,192,779
Nemaura Medical Inc.(a)	62,730	580,253
Neogen Corp.(a)(b)	496,267	38,510,319
Nevro Corp.(a)(b)	315,850	37,734,600
NuVasive Inc.(a)(b)	483,389	26,905,432
OraSure Technologies Inc.(a)	361,649	4,205,978
OrthoPediatrics Corp.(a)(b)	113,484	4,966,060
PAVmed Inc.(a)	334,808	706,445
Pulse Biosciences Inc.(a)(b)	127,892	1,337,750
Quotient Ltd.(a)	575,506	4,258,744
Repro-Med Systems Inc.(a)	227,490	2,042,860
Retractable Technologies Inc.(a)	115,347	809,736
Rockwell Medical Inc.(a)(b)	571,232	1,113,902
Shockwave Medical Inc.(a)(b)	251,298	11,903,986
SI-BONE Inc.(a)(b)	242,294	3,862,166
Sientra Inc.(a)(b)	346,173	1,339,690
Silk Road Medical Inc.(a)(b)	299,348	12,539,688
Soliton Inc.(a)(b)	51,863	403,494
STAAR Surgical Co.(a)(b)	424,339	26,113,822
Stereotaxis Inc.(a)	412,635	1,840,352
Surmodics Inc.(a)(b)	125,649	5,433,063
Tactile Systems Technology Inc.(a)(b)	173,453	7,186,158
Tela Bio Inc.(a)	50,694	656,994
TransMedics Group Inc.(a)(b)	184,636	3,308,677
Utah Medical Products Inc.	25,023	2,217,538
Vapotherm Inc.(a)(b)	181,832	7,453,294
Venus Concept Inc.(a)	109,711	382,891
ViewRay Inc.(a)(b)	385,974	864,582
VolitionRx Ltd.(a)	206,926	804,942
Wright Medical Group NV(a)(b)	1,210,491	35,975,793
Zynex Inc.(a)	158,144	3,933,041

		530,677,638

Health Care Providers & Services — 3.3%
1Life Healthcare Inc.(a)(b)	201,804	7,329,521
AdaptHealth Corp.(a)(b)	73,181	1,178,214
Addus HomeCare Corp.(a)	130,138	12,045,573
American Renal Associates Holdings Inc.(a)(b)	40,271	262,567
AMN Healthcare Services Inc.(a)(b)	438,925	19,856,967
Apollo Medical Holdings Inc.(a)(b)	94,067	1,552,106
Avalon GloboCare Corp.(a)(b)	154,795	294,111
BioTelemetry Inc.(a)(b)	315,726	14,267,658
Catasys Inc.(a)(b)	73,276	1,812,848
CorVel Corp.(a)	84,004	5,955,044
Cross Country Healthcare Inc.(a)(b)	42,882	264,153
Ensign Group Inc. (The)	481,129	20,135,249
Exagen Inc.(a)(b)	44,578	553,213
Fulgent Genetics Inc.(a)	90,230	1,443,680
Hanger Inc.(a)	40,082	663,758
HealthEquity Inc.(a)(b)	656,989	38,545,545
InfuSystem Holdings Inc.(a)	134,997	1,557,865
Joint Corp. (The)(a)(b)	123,849	1,891,174
LHC Group Inc.(a)(b)	285,573	49,781,085
Magellan Health Inc.(a)	96,181	7,019,289

Security	Shares	Value

Health Care Providers & Services (continued)
National Research Corp.	127,488	$7,421,076
Option Care Health Inc.(a)(b)	303,056	4,206,417
Pennant Group Inc. (The)(a)(b)	246,058	5,560,911
PetIQ Inc.(a)(b)	194,567	6,778,714
Progyny Inc.(a)	249,288	6,434,123
Providence Service Corp. (The)(a)	113,985	8,994,556
R1 RCM Inc.(a)(b)	1,005,639	11,212,875
RadNet Inc.(a)(b)	404,998	6,427,318
Select Medical Holdings Corp.(a)(b)	1,021,707	15,049,744
Sharps Compliance Corp.(a)	133,272	936,902
Surgery Partners Inc.(a)(b)	210,300	2,433,171
Tenet Healthcare Corp.(a)	97,545	1,766,540
Tivity Health Inc.(a)	189,726	2,149,596
Triple-S Management Corp., Class B(a)	17,625	335,228
U.S. Physical Therapy Inc.	119,479	9,680,189
Viemed Healthcare Inc.(a)	328,783	3,156,317

		278,953,297

Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.(a)	80,034	541,830
Evolent Health Inc., Class A(a)(b)	113,462	807,849
Health Catalyst Inc.(a)(b)	303,942	8,865,988
HMS Holdings Corp.(a)	828,801	26,844,864
Icad Inc.(a)	187,680	1,874,923
Inovalon Holdings Inc., Class A(a)(b)	693,750	13,361,625
Inspire Medical Systems Inc.(a)(b)	246,229	21,426,848
NantHealth Inc.(a)	251,665	1,152,626
Omnicell Inc.(a)(b)	399,514	28,213,679
OptimizeRx Corp.(a)(b)	134,451	1,751,897
Phreesia Inc.(a)	269,834	7,630,906
Schrodinger Inc.(a)(b)	129,856	11,890,914
Simulations Plus Inc.(b)	119,037	7,120,793
Tabula Rasa HealthCare Inc.(a)(b)	192,567	10,539,192
Vocera Communications Inc.(a)(b)	300,936	6,379,843

		148,403,777

Hotels, Restaurants & Leisure — 3.4%
Accel Entertainment Inc.(a)	402,856	3,879,503
Bloomin’ Brands Inc.	825,691	8,801,866
Brinker International Inc.	274,677	6,592,248
Churchill Downs Inc.(b)	357,558	47,608,848
Cracker Barrel Old Country Store Inc.	96,314	10,682,186
Dave & Buster’s Entertainment Inc.	157,418	2,098,382
Denny’s Corp.(a)(b)	338,703	3,420,900
Dine Brands Global Inc.	9,293	391,235
El Pollo Loco Holdings Inc.(a)	11,205	165,386
Eldorado Resorts Inc.(a)(b)	751,308	30,097,398
Everi Holdings Inc.(a)(b)	268,524	1,385,584
GAN Ltd.(a)	55,389	1,409,650
Golden Entertainment Inc.(a)	58,649	523,149
Hilton Grand Vacations Inc.(a)	801,374	15,666,862
Jack in the Box Inc.	24,071	1,783,420
Lindblad Expeditions Holdings Inc.(a)(b)	240,486	1,856,552
Marriott Vacations Worldwide Corp.	50,195	4,126,531
Monarch Casino & Resort Inc.(a)	84,086	2,865,651
Noodles & Co.(a)(b)	141,162	854,030
Papa John’s International Inc.	259,191	20,582,357
Penn National Gaming Inc.(a)(b)	632,250	19,308,915
PlayAGS Inc.(a)(b)	61,336	207,316
Red Rock Resorts Inc., Class A(b)	468,665	5,113,135
Ruth’s Hospitality Group Inc.	247,629	2,020,653

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games Corp./DE, Class A(a)	388,712	$6,009,487
SeaWorld Entertainment Inc.(a)	207,802	3,077,548
Shake Shack Inc., Class A(a)(b)	330,065	17,486,844
Texas Roadhouse Inc.	618,004	32,488,470
Twin River Worldwide Holdings Inc.(b)	173,975	3,877,903
Wingstop Inc.(b)	278,765	38,739,972

		293,121,981

Household Durables — 2.3%
Casper Sleep Inc.(a)(b)	19,886	178,377
Cavco Industries Inc.(a)(b)	81,500	15,717,275
GoPro Inc., Class A(a)(b)	1,091,597	5,196,002
Hamilton Beach Brands Holding Co., Class A	21,096	251,042
Helen of Troy Ltd.(a)(b)	237,995	44,876,337
Hooker Furniture Corp.	7,006	136,267
Installed Building Products Inc.(a)	215,023	14,789,282
iRobot Corp.(a)(b)	259,544	21,775,742
KB Home	123,128	3,777,567
Legacy Housing Corp.(a)(b)	19,231	273,465
LGI Homes Inc.(a)(b)	209,630	18,453,729
Lovesac Co. (The)(a)(b)	83,096	2,179,608
Meritage Homes Corp.(a)	18,773	1,429,001
Purple Innovation Inc.(a)(b)	133,452	2,402,136
Skyline Champion Corp.(a)	512,249	12,468,141
Sonos Inc.(a)(b)	747,359	10,933,862
Taylor Morrison Home Corp.(a)(b)	118,887	2,293,330
TopBuild Corp.(a)	311,281	35,414,439
Universal Electronics Inc.(a)(b)	111,410	5,216,216

		197,761,818

Household Products — 0.3%
Central Garden & Pet Co.(a)	27,124	976,193
Central Garden & Pet Co., Class A, NVS(a)	113,647	3,840,132
WD-40 Co.(b)	120,227	23,841,014

		28,657,339

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	64,313	128,626
Clearway Energy Inc., Class A	64,784	1,358,521
Clearway Energy Inc., Class C	151,791	3,500,300
Ormat Technologies Inc.(b)	376,428	23,899,414
Sunnova Energy International Inc.(a)(b)	36,559	624,062
TerraForm Power Inc., Class A	69,592	1,283,276

		30,794,199

Industrial Conglomerates — 0.0%
Raven Industries Inc.	27,613	593,956

Insurance — 1.6%
Benefytt Technologies Inc.(a)	97,214	1,988,998
BRP Group Inc., Class A(a)	185,438	3,202,514
Crawford & Co., Class A, NVS	15,928	125,672
eHealth Inc.(a)(b)	239,772	23,555,201
FedNat Holding Co.	7,464	82,627
Global Indemnity Ltd.	12,757	305,403
Goosehead Insurance Inc., Class A(a)	15,409	1,158,140
HCI Group Inc.	12,365	571,016
Heritage Insurance Holdings Inc.	23,486	307,432
Investors Title Co.	2,062	250,162
James River Group Holdings Ltd.	244,622	11,007,990
Kinsale Capital Group Inc.(b)	195,811	30,391,825
National General Holdings Corp.	305,794	6,608,208
Palomar Holdings Inc.(a)(b)	153,783	13,188,430

Security	Shares	Value

Insurance (continued)
RLI Corp.(b)	325,431	$26,717,885
StoneX Group Inc.(a)	11,281	620,455
Trupanion Inc.(a)(b)	279,601	11,936,167
Universal Insurance Holdings Inc.	65,389	1,160,655

		133,178,780

Interactive Media & Services — 0.5%
Cargurus Inc.(a)	812,839	20,605,468
Eventbrite Inc., Class A(a)(b)	602,810	5,166,082
EverQuote Inc., Class A(a)(b)	132,281	7,693,463
Meet Group Inc. (The)(a)(b)	364,934	2,277,188
QuinStreet Inc.(a)	142,206	1,487,475
Yelp Inc.(a)(b)	121,540	2,811,220

		40,040,896

Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com Inc., Class A(a)(b)	236,203	4,728,784
Overstock.com Inc.(a)(b)	311,175	8,846,705
PetMed Express Inc.	184,763	6,584,953
Quotient Technology Inc.(a)	460,606	3,371,636
RealReal Inc. (The)(a)(b)	588,086	7,521,620
Rubicon Project Inc. (The)(a)	548,490	3,658,428
Shutterstock Inc.	184,022	6,435,249
Stamps.com Inc.(a)	155,469	28,558,101
Stitch Fix Inc., Class A(a)(b)	447,156	11,152,071
U.S. Auto Parts Network Inc.(a)	181,357	1,570,552
Waitr Holdings Inc.(a)	709,064	1,864,838

		84,292,937

IT Services — 3.2%
Brightcove Inc.(a)	364,306	2,870,731
Cardtronics PLC, Class A(a)(b)	246,280	5,905,794
Cass Information Systems Inc.	135,088	5,272,485
CSG Systems International Inc.	307,195	12,714,801
Endurance International Group Holdings Inc.(a)(b)	628,867	2,534,334
EVERTEC Inc.	566,362	15,914,772
Evo Payments Inc., Class A(a)(b)	384,313	8,773,866
ExlService Holdings Inc.(a)(b)	315,955	20,031,547
GreenSky Inc., Class A(a)	580,024	2,842,118
Grid Dynamics Holdings Inc.(a)	202,647	1,398,264
GTT Communications Inc.(a)(b)	297,373	2,426,564
Hackett Group Inc. (The)	203,608	2,756,852
I3 Verticals Inc., Class A(a)(b)	140,797	4,259,109
International Money Express Inc.(a)(b)	123,707	1,541,389
KBR Inc.	168,617	3,802,313
Limelight Networks Inc.(a)(b)	1,094,877	8,058,295
LiveRamp Holdings Inc.(a)	497,767	21,140,165
ManTech International Corp./VA, Class A	109,028	7,467,328
Maximus Inc.	575,203	40,523,051
NIC Inc.	618,964	14,211,413
Paysign Inc.(a)(b)	287,420	2,790,848
Perficient Inc.(a)	306,539	10,967,965
Perspecta Inc.	1,084,537	25,193,795
PFSweb Inc.(a)	93,585	625,148
Priority Technology Holdings Inc.(a)(b)	90,947	235,553
Replay Holding Corp.(a)	344,808	8,492,621
Sykes Enterprises Inc.(a)	20,066	555,026
TTEC Holdings Inc.	171,235	7,972,702
Tucows Inc., Class A(a)(b)	88,875	5,094,315
Unisys Corp.(a)(b)	56,019	611,167
Verra Mobility Corp.(a)(b)	1,257,898	12,931,191

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Virtusa Corp.(a)(b)	271,367	$8,811,287

		268,726,809

Leisure Products — 0.7%
Acushnet Holdings Corp.	74,821	2,603,023
Clarus Corp.	14,606	169,137
Johnson Outdoors Inc., Class A	25,128	2,287,151
Malibu Boats Inc., Class A(a)	193,400	10,047,130
Marine Products Corp.	67,401	933,504
MasterCraft Boat Holdings Inc.(a)(b)	177,455	3,380,518
Sturm Ruger & Co. Inc.	139,754	10,621,304
YETI Holdings Inc.(a)(b)	697,662	29,811,097

		59,852,864

Life Sciences Tools & Services — 1.1%
Champions Oncology Inc.(a)	67,357	643,933
ChromaDex Corp.(a)	380,459	1,746,307
Codexis Inc.(a)(b)	508,024	5,791,473
Fluidigm Corp.(a)(b)	53,361	213,978
Luminex Corp.	399,270	12,988,253
Medpace Holdings Inc.(a)(b)	256,846	23,891,815
NanoString Technologies Inc.(a)(b)	308,615	9,057,850
NeoGenomics Inc.(a)(b)	974,508	30,190,258
Pacific Biosciences of California Inc.(a)(b)	1,213,806	4,187,631
Personalis Inc.(a)(b)	182,498	2,366,999
Quanterix Corp.(a)(b)	179,987	4,929,844

		96,008,341

Machinery — 3.2%
Alamo Group Inc.	75,727	7,772,619
Albany International Corp., Class A	238,376	13,995,055
Blue Bird Corp.(a)(b)	55,445	831,121
Douglas Dynamics Inc.	196,690	6,907,753
Energy Recovery Inc.(a)(b)	353,827	2,687,316
Enerpac Tool Group Corp.	189,754	3,339,670
ESCO Technologies Inc.	221,471	18,720,944
Evoqua Water Technologies Corp.(a)(b)	806,484	15,000,602
ExOne Co. (The)(a)(b)	80,147	685,257
Federal Signal Corp.	518,906	15,427,075
Franklin Electric Co. Inc.(b)	402,383	21,133,155
Gencor Industries Inc.(a)	12,680	160,275
Gorman-Rupp Co. (The)(b)	24,314	755,679
Helios Technologies Inc.(b)	123,802	4,611,625
John Bean Technologies Corp.(b)	294,614	25,342,696
Kadant Inc.	107,580	10,721,423
Lindsay Corp.(b)	102,483	9,449,958
Luxfer Holdings PLC	13,844	195,893
Meritor Inc.(a)(b)	500,446	9,908,831
Mueller Water Products Inc., Class A	86,338	814,167
Omega Flex Inc.	27,379	2,896,698
Proto Labs Inc.(a)(b)	251,529	28,289,467
RBC Bearings Inc.(a)	231,804	31,071,008
REV Group Inc.	40,002	244,012
Rexnord Corp.(b)	79,549	2,318,853
Shyft Group Inc. (The)(b)	324,191	5,459,377
SPX Corp.(a)	299,546	12,326,318
Tennant Co.(b)	171,982	11,180,550
Watts Water Technologies Inc., Class A(b)	114,627	9,284,787
Welbilt Inc.(a)(b)	342,036	2,082,999

		273,615,183

Media — 0.5%
AMC Networks Inc., Class A(a)	149,596	3,499,050

Security	Shares	Value

Media (continued)
Cardlytics Inc.(a)(b)	243,200	$17,019,136
Central European Media Enterprises Ltd., Class A(a)(b)	398,282	1,409,918
Daily Journal Corp.(a)	8,360	2,257,200
Gray Television Inc.(a)(b)	259,649	3,622,104
Loral Space & Communications Inc.	25,777	503,167
Meredith Corp.	187,332	2,725,681
TechTarget Inc.(a)(b)	220,604	6,624,738
WideOpenWest Inc.(a)	244,200	1,286,934

		38,947,928

Metals & Mining — 0.5%
Caledonia Mining Corp. PLC	34,276	593,660
Compass Minerals International Inc.	321,319	15,664,301
Materion Corp.	59,229	3,641,991
NovaGold Resources Inc.(a)	2,083,680	19,128,183

		39,028,135

Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	36,026	1,025,300

Multiline Retail — 0.0%
Big Lots Inc.	28,943	1,215,606

Oil, Gas & Consumable Fuels — 0.1%
Ardmore Shipping Corp.	51,502	223,519
Contango Oil & Gas Co.(a)	143,950	329,645
Dorian LPG Ltd.(a)	56,609	438,154
Goodrich Petroleum Corp.(a)(b)	51,078	367,761
Magnolia Oil & Gas Corp., Class A(a)(b)	1,085,194	6,576,276
NextDecade Corp.(a)(b)	34,486	74,490
Uranium Energy Corp.(a)(b)	605,433	531,388

		8,541,233

Paper & Forest Products — 0.3%
Boise Cascade Co.	62,409	2,347,203
Louisiana-Pacific Corp.	1,061,080	27,216,702

		29,563,905

Personal Products — 0.5%
elf Beauty Inc.(a)(b)	250,516	4,777,340
Inter Parfums Inc.	167,738	8,076,585
Lifevantage Corp.(a)(b)	127,929	1,729,600
Medifast Inc.	106,324	14,754,581
Revlon Inc., Class A(a)(b)	8,285	82,022
USANA Health Sciences Inc.(a)(b)	109,167	8,016,133
Veru Inc.(a)	462,782	1,545,692

		38,981,953

Pharmaceuticals — 3.5%
AcelRx Pharmaceuticals Inc.(a)(b)	211,702	256,159
Aerie Pharmaceuticals Inc.(a)(b)	345,548	5,100,288
Agile Therapeutics Inc.(a)	590,194	1,640,739
Amneal Pharmaceuticals Inc.(a)(b)	943,421	4,490,684
Amphastar Pharmaceuticals Inc.(a)(b)	335,072	7,525,717
ANI Pharmaceuticals Inc.(a)(b)	46,209	1,494,399
Aquestive Therapeutics Inc.(a)	185,494	901,501
Arvinas Inc.(a)(b)	275,547	9,241,846
Avenue Therapeutics Inc.(a)	62,203	669,926
Axsome Therapeutics Inc.(a)(b)	260,834	21,461,422
BioDelivery Sciences International Inc.(a)(b)	848,468	3,699,320
Cara Therapeutics Inc.(a)(b)	389,164	6,654,704
Cassava Sciences Inc.(a)	77,018	237,215

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cerecor Inc.(a)(b)	269,353	$700,318
Chiasma Inc.(a)(b)	342,008	1,840,003
Collegium Pharmaceutical Inc.(a)(b)	325,229	5,691,508
Corcept Therapeutics Inc.(a)(b)	902,970	15,187,955
CorMedix Inc.(a)(b)	224,040	1,411,452
Durect Corp.(a)	1,877,021	4,354,689
Eloxx Pharmaceuticals Inc.(a)(b)	248,742	753,688
Endo International PLC(a)	909,234	3,118,673
Eton Pharmaceuticals Inc.(a)	137,617	750,013
Evofem Biosciences Inc.(a)(b)	408,573	1,156,262
Evolus Inc.(a)(b)	85,556	453,447
Fulcrum Therapeutics Inc.(a)(b)	116,770	2,135,723
Harrow Health Inc.(a)	208,913	1,088,437
IMARA Inc.(a)	46,171	1,275,705
Innoviva Inc.(a)(b)	598,048	8,360,711
Intersect ENT Inc.(a)(b)	310,590	4,205,389
Intra-Cellular Therapies Inc.(a)(b)	198,347	5,091,568
Kala Pharmaceuticals Inc.(a)	376,735	3,959,485
Kaleido Biosciences Inc.(a)(b)	93,404	693,992
Liquidia Technologies Inc.(a)(b)	190,064	1,600,339
Lyra Therapeutics Inc.(a)(b)	35,859	406,641
Marinus Pharmaceuticals Inc.(a)(b)	790,955	2,009,026
Menlo Therapeutics Inc.(a)	138,229	239,136
MyoKardia Inc.(a)(b)	409,088	39,526,083
NGM Biopharmaceuticals Inc.(a)(b)	208,179	4,109,453
Ocular Therapeutix Inc.(a)	488,297	4,067,514
Odonate Therapeutics Inc.(a)(b)	124,054	5,252,446
Omeros Corp.(a)(b)	495,244	7,289,992
Optinose Inc.(a)(b)	288,070	2,143,241
Osmotica Pharmaceuticals PLC(a)(b)	78,977	531,515
Pacira BioSciences Inc.(a)(b)	388,869	20,403,956
Paratek Pharmaceuticals Inc.(a)(b)	355,927	1,857,939
Phathom Pharmaceuticals Inc.(a)(b)	102,342	3,368,075
Phibro Animal Health Corp., Class A(b)	179,631	4,718,906
Prestige Consumer Healthcare Inc.(a)	168,047	6,311,845
Provention Bio Inc.(a)	401,052	5,658,844
Recro Pharma Inc.(a)	180,903	823,109
Relmada Therapeutics Inc.(a)	132,946	5,949,334
Revance Therapeutics Inc.(a)(b)	410,338	10,020,454
Satsuma Pharmaceuticals Inc.(a)(b)	88,487	2,544,886
scPharmaceuticals Inc.(a)	50,176	369,295
SIGA Technologies Inc.(a)(b)	504,825	2,983,516
Strongbridge Biopharma PLC(a)	306,685	1,159,269
Supernus Pharmaceuticals Inc.(a)(b)	101,550	2,411,813
TherapeuticsMD Inc.(a)(b)	1,876,636	2,345,795
Theravance Biopharma Inc.(a)(b)	373,188	7,833,216
Tricida Inc.(a)(b)	267,079	7,339,331
Verrica Pharmaceuticals Inc.(a)(b)	116,120	1,278,481
WaVe Life Sciences Ltd.(a)	191,685	1,995,441
Xeris Pharmaceuticals Inc.(a)(b)	323,752	861,180
Zogenix Inc.(a)(b)	522,828	14,121,584

		297,134,593

Professional Services — 1.6%
Akerna Corp.(a)(b)	83,784	737,299
ASGN Inc.(a)(b)	395,934	26,400,879
Barrett Business Services Inc.	5,080	269,900
CBIZ Inc.(a)	79,006	1,893,774
CRA International Inc.	53,042	2,095,159
Exponent Inc.	483,124	39,099,225
Forrester Research Inc.(a)	102,124	3,272,053

Security	Shares	Value

Professional Services (continued)
Franklin Covey Co.(a)(b)	116,921	$2,502,109
Huron Consulting Group Inc.(a)(b)	19,019	841,591
ICF International Inc.	85,786	5,561,506
Insperity Inc.	170,012	11,004,877
Kforce Inc.	187,326	5,479,286
Mastech Digital Inc.(a)	36,407	944,034
Red Violet Inc.(a)(b)	60,497	1,067,167
TriNet Group Inc.(a)(b)	387,454	23,611,447
Upwork Inc.(a)(b)	872,600	12,600,344
Willdan Group Inc.(a)(b)	66,801	1,670,693

		139,051,343

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	6,564	96,753
Cushman & Wakefield PLC(a)(b)	358,628	4,468,505
eXp World Holdings Inc.(a)(b)	227,948	3,886,513
Griffin Industrial Realty Inc.	15,928	862,820
Marcus & Millichap Inc.(a)(b)	22,963	662,712
Maui Land & Pineapple Co. Inc.(a)(b)	31,608	350,849
Redfin Corp.(a)(b)	902,648	37,829,978
RMR Group Inc. (The), Class A	129,066	3,803,575
St. Joe Co. (The)(a)	151,244	2,937,159

		54,898,864

Road & Rail — 0.8%
Avis Budget Group Inc.(a)(b)	495,338	11,338,287
Daseke Inc.(a)	425,264	1,671,288
Marten Transport Ltd.	182,847	4,600,430
PAM Transportation Services Inc.(a)(b)	2,667	82,010
Saia Inc.(a)(b)	247,226	27,486,587
Universal Logistics Holdings Inc.	49,658	863,056
Werner Enterprises Inc.	508,009	22,113,632

		68,155,290

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries Inc.(a)(b)	357,311	24,222,113
Ambarella Inc.(a)(b)	93,539	4,284,086
Amkor Technology Inc.(a)	154,685	1,904,172
Atomera Inc.(a)(b)	133,820	1,204,380
Axcelis Technologies Inc.(a)	283,822	7,904,443
Brooks Automation Inc.(b)	683,304	30,229,369
Cabot Microelectronics Corp.(b)	273,106	38,109,211
CEVA Inc.(a)	205,001	7,671,137
Cohu Inc.	24,175	419,194
CyberOptics Corp.(a)	67,939	2,188,315
Diodes Inc.(a)	70,540	3,576,378
DSP Group Inc.(a)(b)	185,946	2,952,822
FormFactor Inc.(a)	717,872	21,055,186
Ichor Holdings Ltd.(a)(b)	209,810	5,576,750
Impinj Inc.(a)(b)	160,313	4,403,798
Lattice Semiconductor Corp.(a)(b)	1,264,774	35,906,934
MACOM Technology Solutions Holdings Inc.(a)(b)	442,163	15,188,299
MaxLinear Inc.(a)(b)	377,226	8,095,270
NeoPhotonics Corp.(a)	312,226	2,772,567
NVE Corp.	41,840	2,586,967
Onto Innovation Inc.(a)	111,845	3,807,204
PDF Solutions Inc.(a)(b)	254,223	4,972,602
Pixelworks Inc.(a)	310,191	1,001,917
Power Integrations Inc.(b)	277,282	32,755,323
Semtech Corp.(a)(b)	607,463	31,721,718
Silicon Laboratories Inc.(a)(b)	407,786	40,888,702
SiTime Corp.(a)(b)	47,057	2,230,972

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings Inc.(a)	124,931	$3,395,625
SunPower Corp.(a)(b)	506,717	3,881,452
Synaptics Inc.(a)	302,497	18,186,120
Ultra Clean Holdings Inc.(a)	373,587	8,454,274

		371,547,300

Software — 9.9%
8x8 Inc.(a)(b)	955,915	15,294,640
A10 Networks Inc.(a)(b)	588,272	4,006,132
ACI Worldwide Inc.(a)(b)	1,077,442	29,080,160
Agilysys Inc.(a)	173,338	3,109,684
Alarm.com Holdings Inc.(a)(b)	425,944	27,605,431
Altair Engineering Inc., Class A(a)(b)	394,928	15,698,388
American Software Inc./GA, Class A	284,806	4,488,543
Appfolio Inc., Class A(a)(b)	150,342	24,462,147
Appian Corp.(a)(b)	309,021	15,837,326
Avaya Holdings Corp.(a)(b)	872,179	10,780,132
Benefitfocus Inc.(a)(b)	270,757	2,913,345
Blackbaud Inc.	464,947	26,539,175
Blackline Inc.(a)(b)	472,012	39,134,515
Bottomline Technologies DE Inc.(a)	407,445	20,685,983
Box Inc., Class A(a)(b)	1,387,851	28,811,787
ChannelAdvisor Corp.(a)(b)	260,729	4,129,947
Cloudera Inc.(a)(b)	938,421	11,936,715
CommVault Systems Inc.(a)	393,067	15,211,693
Cornerstone OnDemand Inc.(a)	570,331	21,991,963
Digimarc Corp.(a)(b)	103,313	1,651,975
Digital Turbine Inc.(a)(b)	776,106	9,755,652
Domo Inc., Class B(a)	240,643	7,741,485
Ebix Inc.(b)	135,902	3,038,769
eGain Corp.(a)(b)	70,797	786,555
Envestnet Inc.(a)(b)	499,458	36,730,141
ForeScout Technologies Inc.(a)(b)	452,586	9,594,823
GlobalSCAPE Inc.	133,130	1,298,018
Intelligent Systems Corp.(a)(b)	67,104	2,286,904
j2 Global Inc.	436,020	27,560,824
LivePerson Inc.(a)(b)	573,179	23,746,806
Majesco(a)(b)	74,084	582,300
MicroStrategy Inc., Class A(a)	46,422	5,491,258
Mimecast Ltd.(a)	530,864	22,115,794
Mitek Systems Inc.(a)	281,243	2,702,745
MobileIron Inc.(a)	916,193	4,516,832
Model N Inc.(a)(b)	320,747	11,149,166
OneSpan Inc.(a)(b)	314,755	8,791,107
Park City Group Inc.(a)	23,948	101,300
Ping Identity Holding Corp.(a)(b)	151,415	4,858,907
Progress Software Corp.	422,089	16,355,949
PROS Holdings Inc.(a)(b)	370,259	16,450,607
Q2 Holdings Inc.(a)(b)	466,628	40,032,016
QAD Inc., Class A(b)	109,975	4,539,768
Qualys Inc.(a)(b)	320,217	33,308,972
Rapid7 Inc.(a)(b)	473,836	24,175,113
Rimini Street Inc.(a)	191,685	987,178
Rosetta Stone Inc.(a)(b)	26,781	451,528
SailPoint Technologies Holdings Inc.(a)(b)	828,146	21,921,025
Sapiens International Corp. NV	242,165	6,775,777
SecureWorks Corp., Class A(a)(b)	9,888	113,020
ShotSpotter Inc.(a)(b)	75,105	1,892,646
Smith Micro Software Inc.(a)(b)	312,131	1,392,104
Sprout Social Inc., Class A(a)(b)	74,209	2,003,643
SPS Commerce Inc.(a)(b)	330,512	24,828,062

Security	Shares	Value

Software (continued)
SVMK Inc.(a)(b)	1,121,669	$26,404,088
Telenav Inc.(a)(b)	119,551	656,335
Tenable Holdings Inc.(a)(b)	572,753	17,073,767
Upland Software Inc.(a)(b)	215,529	7,491,788
Varonis Systems Inc.(a)(b)	293,161	25,938,885
Verint Systems Inc.(a)	269,980	12,197,696
Veritone Inc.(a)	218,899	3,252,839
VirnetX Holding Corp.	306,118	1,989,767
Workiva Inc.(a)(b)	361,347	19,328,451
Xperi Holding Corp.	82,970	1,224,637
Yext Inc.(a)	951,138	15,798,402
Zix Corp.(a)(b)	523,413	3,611,550
Zuora Inc., Class A(a)	918,954	11,716,664

		848,131,344

Specialty Retail — 2.0%
Aaron’s Inc.(b)	82,495	3,745,273
America’s Car-Mart Inc./TX(a)(b)	44,332	3,895,453
Asbury Automotive Group Inc.(a)(b)	71,638	5,539,767
Boot Barn Holdings Inc.(a)(b)	248,328	5,353,952
Camping World Holdings Inc., Class A(b)	309,571	8,407,948
Children’s Place Inc. (The)	95,220	3,563,132
Envela Corp.(a)(b)	61,156	373,052
GrowGeneration Corp.(a)	267,912	1,832,518
Lithia Motors Inc., Class A(b)	101,472	15,355,758
Lumber Liquidators Holdings Inc.(a)	36,521	506,181
Monro Inc.(b)	153,049	8,408,512
Murphy USA Inc.(a)	259,458	29,212,376
National Vision Holdings Inc.(a)(b)	626,647	19,125,266
OneWater Marine Inc., Class A(a)	43,494	1,056,034
Rent-A-Center Inc./TX	404,915	11,264,735
RH(a)(b)	157,283	39,147,739
Sleep Number Corp.(a)(b)	97,742	4,069,977
Sportsman’s Warehouse Holdings Inc.(a)	405,778	5,782,336
Winmark Corp.	8,115	1,389,613

		168,029,622

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology Inc.(a)(b)	291,595	2,119,895
Diebold Nixdorf Inc.(a)	261,466	1,584,484
Immersion Corp.(a)	124,404	775,037
Intevac Inc.(a)	50,337	274,840
Quantum Corp.(a)	49,552	191,271
Super Micro Computer Inc.(a)	122,948	3,490,494

		8,436,021

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)(b)	628,233	23,131,539
Deckers Outdoor Corp.(a)(b)	263,294	51,708,309
Steven Madden Ltd.	341,234	8,425,067
Superior Group of Companies Inc.	20,504	274,754

		83,539,669

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)(b)	43,702	964,940
Columbia Financial Inc.(a)	130,850	1,826,012
Federal Agricultural Mortgage Corp., Class C, NVS	19,113	1,223,423
FS Bancorp. Inc.	3,999	154,241
Greene County Bancorp. Inc.	3,902	87,015
Hingham Institution for Savings	848	142,278
Kearny Financial Corp./MD	163,770	1,339,639
Luther Burbank Corp.	9,858	98,580
NMI Holdings Inc., Class A(a)	34,286	551,319

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
PennyMac Financial Services Inc.(d)	48,499	$2,026,773
Walker & Dunlop Inc.	23,525	1,195,305
Waterstone Financial Inc.	17,069	253,133

		9,862,658

Tobacco — 0.0%
Turning Point Brands Inc.(b)	80,260	1,999,277
Vector Group Ltd.	146,091	1,469,675

		3,468,952

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	144,332	9,004,874
CAI International Inc.(a)	27,887	464,597
EVI Industries Inc.(a)(b)	45,285	983,137
Foundation Building Materials Inc.(a)(b)	40,545	632,908
Herc Holdings Inc.(a)	12,488	383,756
Lawson Products Inc./DE(a)(b)	25,061	808,468
SiteOne Landscape Supply Inc.(a)(b)	393,057	44,796,706
Systemax Inc.	80,829	1,660,228
Transcat Inc.(a)	64,897	1,678,236

		60,412,910

Water Utilities — 0.9%
American States Water Co.(b)	346,941	27,279,971
Artesian Resources Corp., Class A, NVS	4,355	158,043
Cadiz Inc.(a)	105,000	1,066,800
California Water Service Group	423,189	20,186,115
Global Water Resources Inc.	113,086	1,191,926
Middlesex Water Co.	160,550	10,785,749
Pure Cycle Corp.(a)(b)	181,262	1,665,798
SJW Group	131,747	8,182,806
York Water Co. (The)	123,033	5,900,663

		76,417,871

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	415,447	5,533,754
Gogo Inc.(a)(b)	504,478	1,594,151
Shenandoah Telecommunications Co.(b)	453,314	22,343,847

		29,471,752

Total Common Stocks — 99.8% (Cost: $8,607,772,962)		8,510,738,892

Short-Term Investments

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	1,384,503,286	1,386,303,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	71,590,000	71,590,000

		1,457,893,140

Total Short-Term Investments — 17.1% (Cost: $1,456,058,854)		1,457,893,140

Total Investments in Securities — 116.9% (Cost: $10,063,831,816)		9,968,632,032

Other Assets, Less Liabilities — (16.9)%		(1,442,346,199)

Net Assets — 100.0%		$8,526,285,833

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,497,695,716	—		(113,192,430	)(b)	1,384,503,286	$1,386,303,140	$5,044,861	(c)	$288,409		$1,962,930
BlackRock Cash Funds: Treasury, SL Agency Shares	11,650,000	59,940,000	(b)	—		71,590,000	71,590,000	4,416		—		—
PennyMac Financial Services Inc.	—	48,733		(234)		48,499	2,026,773	—		223		(13,818)

							$1,459,919,913	$5,049,277		$288,632		$1,949,112

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	175	09/18/20	$12,579	$179,704

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,510,726,551	$—	$12,341	$8,510,738,892
Money Market Funds	1,457,893,140	—	—	1,457,893,140

	$9,968,619,691	$—	$12,341	$9,968,632,032

Derivative financial instruments(a)
Assets
Futures Contracts	$179,704	$—	$—	$179,704

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares